INCOME TAXES - SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic					$ 14,773	$ (104,690)
Foreign					(943)	(2,897)
Income (loss) before income taxes	$ (464,158)	$ 58,118	$ (1,897,182)	$ 5,530	$ 13,830	$ (107,587)